Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Summary Information For Stock Options

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)
Outstanding at January 1, 2011	1,143,285	$88.49
Granted	56,916	$86.90
Exercised	(41,322)	$42.55
Terminated	(7,312)	$108.01
Outstanding at December 31, 2011	1,151,567	$89.93	3.7
Exercisable at December 31, 2011	935,594	$89.36	3.2

Summary Information For Incentive Stock Awards And Restricted Stock Awards

	Incentive Stock		Restricted Stock
	Number of Awards	Weighted- Average Grant-Date Fair Value	Number of Awards	Weighted- Average Grant-Date Fair Value
January 1, 2011	28,692	$79.24	390,220	$107.27
Awarded	16,814	$84.71	46,558	$86.90
Distributed	(13,806)	$81.78	(125,978)	$128.01
Forfeited	--	$--	(5,712)	$100.87
December 31, 2011	31,700	$81.04	305,088	$95.72

Schedule Of Stock-Based Compensation Expense

(add 000, except year data)	Stock Options	Restricted Stock Awards	Incentive Compensation Awards	Directors' Awards	Total
Stock-based compensation expense recognized for years ended December 31:
2011	$2,602	$7,929	$272	$719	$11,522
2010	$3,406	$10,368	$261	$640	$14,675
2009	$5,828	$13,722	$406	$596	$20,552
Unrecognized compensation cost at December 31, 2011:	$1,734	$5,894	$215	$—	$7,843
Weighted-average period over which unrecognized compensation cost to be recognized:	1.8 years	2.1 years	1.6 years	—

Schedule Of Expected Stock-Based Compensation Expense In Future For Outstanding Awards

(add 000)
2012	$4,504
2013	2,085
2014	978
2015	276
Total	$7,843